Taxes on Income - Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Provision for vacation pay	$ 801	$ 682
Accrued severance pay	2,860	3,365
Carryforward tax losses	57,426	63,276
Research and development costs	5,280	5,438
Taxes on undistributed income of Israeli subsidiary	(2,148)	(2,406)
Intangible assets	(19,135)	(4,160)
Other	1,705	2,851
Total - Gross	46,789	69,046
Less - valuation allowance	45,694	48,228	51,595	26,068
Total - Net	$ 1,095	$ 20,818